Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2021
Variable Interest Entities Disclosure [Abstract]
Schedule of Assets and Liabilities of the Lessor VIE
The primary assets and liabilities of the lessor VIE that most significantly impact the Company’s unaudited condensed consolidated balance sheets and the financial statement line items in which they are presented as of December 31, 2020 and June 30, 2021, are as follows:

	December 31, 2020	June 30, 2021

	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$215	$104

Liabilities
Amounts due to related parties, current	$(229)	$(206)
Amounts due to related parties, non-current	(61,361)	(58,018)

Total liabilities	$(61,590)	$(58,224)